Classification of financial assets and liabilities - Financial assets (Details) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial assets at fair value through profit or loss
Mandatorily	kr 64,347
Derivatives used for hedge accounting	1,964
Held-for-trading		kr 4,356
Designated upon initial recognition (FVO)		113
Derivatives used for hedge accounting		3,447
Available-for-sale		44,076
Loans and receivables		206,665
Amortized cost	228,016
Total financial assets	294,327	258,657
Cash and cash equivalents
Financial assets at fair value through profit or loss
Loans and receivables		1,231
Amortized cost	2,416
Total financial assets	2,416	1,231
Treasuries/government bonds
Financial assets at fair value through profit or loss
Mandatorily	11,117
Available-for-sale		4,382
Total financial assets	11,117	4,382
Other interest-bearing securities except loans
Financial assets at fair value through profit or loss
Mandatorily	48,665
Designated upon initial recognition (FVO)		113
Available-for-sale		39,694
Total financial assets	48,665	39,807
Loans in the form of interest-bearing securities
Financial assets at fair value through profit or loss
Loans and receivables		41,125
Amortized cost	36,781
Total financial assets	36,781	41,125
Loans to credit institutions
Financial assets at fair value through profit or loss
Loans and receivables		23,198
Amortized cost	27,725
Total financial assets	27,725	23,198
Loans to the public
Financial assets at fair value through profit or loss
Loans and receivables		141,111
Amortized cost	161,094
Total financial assets	161,094	141,111
Derivatives
Financial assets at fair value through profit or loss
Mandatorily	4,565
Derivatives used for hedge accounting	1,964
Held-for-trading		4,356
Derivatives used for hedge accounting		3,447
Total financial assets	kr 6,529	kr 7,803